Summary of significant accounting policies (Policies)	6 Months Ended
Jun. 30, 2020
Accounting Policies [Abstract]
General
General
Our Condensed Consolidated Financial Statements are presented in accordance with Accounting Principles Generally Accepted in the United States of America (“U.S. GAAP”).
We consolidate all companies in which we have direct and indirect legal or effective control and all VIEs for which we are deemed the Primary Beneficiary (“PB”) under Accounting Standards Codification (“ASC”) 810. All intercompany balances and transactions with consolidated subsidiaries are eliminated. The results of consolidated entities are included from the effective date of control or, in the case of VIEs, from the date that we are or become the PB. The results of subsidiaries sold or otherwise deconsolidated are excluded from the date that we cease to control the subsidiary or, in the case of VIEs, when we cease to be the PB.
Unconsolidated investments where we have significant influence are reported using the equity method of accounting. For one investment we have elected the fair value method of accounting. Please refer to Note 10 —Investments for further details.
Our Condensed Consolidated Financial Statements are stated in U.S. dollars, which is our functional currency.
Our interim financial statements have been prepared pursuant to the rules of the U.S. Securities and Exchange Commission (“SEC”) and U.S. GAAP for interim financial reporting, and reflect all normally recurring adjustments that are necessary to fairly state the results for the interim periods presented. Certain information and footnote disclosures required by U.S. GAAP for complete annual financial statements have been omitted and, therefore, our interim financial statements should be read in conjunction with our Annual Report on Form 20-F for the year ended December 31, 2019, filed with the SEC on March 5, 2020. The results of operations for the three and six months ended June 30, 2020 are not necessarily indicative of those for a full fiscal year.
Due to rounding, numbers presented throughout this document may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.
Use of estimates	Use of estimates The preparation of Condensed Consolidated Financial Statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The use of estimates is or could be a significant factor affecting the reported carrying values of flight equipment, intangibles, investments, trade and notes receivables, deferred income tax assets and accruals and reserves. Actual results may differ from our estimates under different conditions, sometimes materially.
Reportable segments	Reportable segments We manage our business and analyze and report our results of operations on the basis of one business segment: leasing, financing, sales and management of commercial aircraft and engines.
Revenue recognition	Revenue Recognition We periodically evaluate the collectability of our operating lease payments to determine the appropriate revenue recognition and measurement model to apply to each lessee. We cease accrual-based revenue recognition on an operating lease contract when the collection of the rental payments is no longer probable and we then recognize rental revenues using a cash accounting method (“Cash Accounting”). In the period we conclude that collection of lease payments is no longer probable, we recognize any difference between revenue amounts recognized to date under the accrual method and payments that have been collected from the lessee, including security deposit amounts held, as a current period adjustment to lease income. Subsequently, we recognize revenues based on the lesser of the straight-line rental income or the lease payments collected from the lessee until such time that collection is probable.
Recent accounting standards and policy elections adopted during 2020
Recent accounting standards and policy elections adopted during 2020:
Allowance for credit losses
In June 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) 2016-13, Financial Instruments-Credit Losses (“ASC 326”). ASC 326 replaces the incurred loss methodology with an expected loss methodology referred to as the current expected credit loss (“CECL”) methodology. The CECL methodology utilizes a lifetime expected credit loss measurement objective for the recognition of credit losses for most financial assets measured at amortized cost and certain other instruments, including loan and other receivables and net investment in finance and sales-type leases. Our net investment in finance and sales-type leases and notes receivable are the primary financial assets within the scope of ASC 326. Our trade receivables related to aircraft operating leases are not within the scope of ASC 326.
On January 1, 2020, we adopted ASC 326 under a modified retrospective approach. As a result of adopting ASC 326, our allowance for credit losses will reflect our estimate of credit losses over the remaining expected life of the financial assets measured at amortized cost. Expected credit losses for newly recognized financial assets, as well as changes to expected credit losses during the period, will be recognized in earnings and classified within leasing expenses. These expected credit losses will be measured based on historical loss data, current conditions and forecasts that affect the collectability of the reported amount. Results for reporting periods after January 1, 2020 are presented under ASC 326 while prior period amounts continue to be reported in accordance with the previously applicable GAAP.
The cumulative effect of measuring the allowance for credit losses under the CECL methodology, as a result of adopting ASC 326 on January 1, 2020, was an increase to the allowance for credit losses of $30.3 million and a decrease to retained earnings of $25.8 million, net of tax.
Current expected credit loss provisions are recognized in our income statement and are classified as leasing expenses, with a corresponding allowance for credit loss amount reported as a reduction in the carrying amount of the related net investment in finance and sales-type leases and notes receivable balance sheet amount. A write-off is made when all or part of the net investment in finance and sales-type leases or notes receivable asset is deemed uncollectable. Write-offs are charged against previously established allowances for credit losses. Partial or full recoveries of amounts previously written off are generally recognized as a reduction in the provision for credit losses. Please refer to Note 20—Allowance for credit losses for further details.
Reference Rate Reform
In March 2020, the FASB issued ASU 2020-04, Reference Rate Reform (Topic 848) Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASC 848”). ASC 848 provides temporary optional expedients and exceptions to the U.S. GAAP guidance on contract modifications and hedge accounting to reduce the financial reporting burden in light of the market transition from London Interbank Offered Rates (“LIBOR”) and other reference interest rates to alternative reference rates.
Under ASC 848 companies can elect not to apply certain modification accounting requirements to contracts affected by reference rate reform if certain criteria are met. An entity that makes this election would not be required to remeasure the contracts at the modification date or reassess a previous accounting determination. The amendments of ASC 848 apply only to contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The amendments in this ASU are effective from March 12, 2020 through December 31, 2022 and can be adopted prospectively for any interim period that includes or is subsequent to March 12, 2020. We have not adopted ASC 848 for this interim period and are currently evaluating the adoption impact the standard may have on our financial statements.
Accounting for lease concessions related to the effects of the Covid-19 pandemic
In April 2020, the FASB issued an interpretive guidance Staff Q&A Accounting for lease concessions related to the effects of the Covid-19 pandemic (the “Q&A”). The Q&A is applicable to companies whose leases are affected by the economic disruptions caused by the Covid-19 pandemic. The Q&A provides that a company may elect to account for lease concessions as though those concessions existed regardless of whether the enforceable rights and obligations for the concessions explicitly exist in the contract. As a result, an entity is not required to analyze each contract to determine whether enforceable rights and obligations for concessions exist in the contract and can elect to apply or not apply the lease modification guidance in ASC 842, Leases, to those contracts. This election is available for concessions that result in the total payments required by the modified contract being substantially the same as or less than total payments required by the original contract.
Effective beginning in the period ended March 31, 2020, we have elected to account for lease concessions related to the effects of the Covid-19 pandemic consistent with how those concessions would be accounted for under ASC 842 as though enforceable rights and obligations for those concessions existed (regardless of whether those enforceable rights and obligations for the concessions explicitly exist in the contract). This election is available for concessions related to the effects of the Covid-19 pandemic that do not result in a substantial increase in the rights of the lessor or the obligations of the lessee.
Simplifying the Test for Goodwill Impairment
In January 2017, the FASB issued ASU 2017-04, Intangibles-Goodwill and Other (Topic 350), Simplifying the Test for Goodwill Impairment (“ASU 2017-04”). ASU 2017-04 simplifies the subsequent measurement of goodwill by eliminating the requirement to calculate the implied fair value of goodwill to measure a goodwill impairment charge. Instead, entities record an impairment charge based on the excess of a reporting unit’s carrying amount over its fair value. The standard also clarifies the treatment of the income tax effect of tax-deductible goodwill when measuring goodwill impairment loss. This standard is effective for annual or any interim goodwill impairment test in fiscal years beginning after December 15, 2019. We adopted ASU 2017-04 on January 1, 2020 and it did not have an impact on our consolidated financial statements.
We recognized goodwill in connection with our acquisition of ILFC. Goodwill is not amortized, but is tested at least annually, as of December 31 of each year, for impairment, or more frequently if indicators of impairment are present.
We qualitatively assess whether it is more likely than not that our goodwill is impaired. If we conclude based on the qualitative assessment that it is more likely than not that the fair value of AerCap is less than its equity carrying amount, we are required to perform a quantitative impairment test.
The quantitative goodwill impairment test, used to identify both the existence of impairment and the amount of impairment loss, compares the fair value of AerCap with its equity carrying amount, including goodwill. If the carrying amount of AerCap’s equity exceeds its fair value, an impairment loss is recognized in an amount equal to that excess.